Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 480	$ 336	$ 293		$ 485
Current restricted cash	44	$ 85	160	$ 103
Interest rate cap (Level 2)	5		0
Level 1 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	480		293
Current restricted cash	118		223
Level 1 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	480		293
Current restricted cash	118		223
Level 2 | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap (Level 2)	5		0
Level 2 | Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap (Level 2)	$ 5		$ 0